CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2012	2013
Cash and savings accounts	$61,217	$44,163
Time deposits	1,514	14,638

	$62,731	$58,801

We maintain cash and cash equivalents in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2012	2013
Taiwan	$59,195	$55,661
Hong Kong	2,809	2,956
Malaysia	100	133
PRC	626	—
Others	1	51

	$62,731	$58,801